FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCIAL INSTRUMENTS

The following table sets out the financial instruments as at the end of the reporting period:

	2023	2024	2025
	S$	S$	S$

Financial asset

Financial assets at amortized cost:
Trade and other receivables	259,120	648,772	643,224
Cash and bank balances	8,995,067	4,970,367	2,095,489
	9,254,187	5,619,139	2,738,713

Financial assets at FVOCI:
Unquoted equity instruments	-	-	18,210
	-	-	18,210

Financial liabilities

Financial liabilities at amortized cost:
Trade and other payables	521,680	439,615	438,198
Lease liabilities	6,324	31,290	73,059
Borrowing	441,698	431,960	409,503
	969,702	902,865	920,760

Financial liabilities at FVTPL:
Warrant liabilities	146,613	11,945	25,064
	146,613	11,945	25,064

SCHEDULE OF CURRENCY EXPOSURE BASED ON THE INFORMATION

The Group’s currency exposure based on the information provided to key management is as follows:

	Singapore dollar (“SGD”)	Ringgit Malaysia (“MYR”)	United States dollar (“USD”)
	S$	S$	S$
December 31, 2025
Financial assets
Cash and bank balances	744,993	528,658	821,838
Trade and other receivables	473,892	168,243	1,089
Unquoted equity instruments	-	18,210	-
Financial assets	1,218,885	715,111	822,927
Financial liabilities
Trade and other payables	(77,595)	(125,257)	(235,346)
Lease liabilities	-	(73,059)	-
Borrowings	-	(409,503)	-
Warrant liabilities	-	-	(25,064)
Financial liabilities	(77,595)	(607,819)	(260,410)
Net financial assets	1,141,290	107,292	562,517
Add: Net financial assets denominated respective entities’ functional currencies	(1,141,290)	(107,292)	-
Currency exposure of financial assets, net of those denominated in the Company’s functional currency	-	-	562,517

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

(ii)	Foreign currency risk management (continued)

	SGD	MYR	USD
	S$	S$	S$
December 31, 2024
Financial assets
Cash and bank balances	179,238	978,007	3,813,122
Trade and other receivables	503,889	109,371	35,512
Financial assets	683,127	1,087,378	3,848,634
Financial liabilities
Trade and other payables	(172,701)	(152,401)	(114,513)
Lease liabilities	-	(31,290)	-
Borrowings	-	(431,960)	-
Warrant liabilities	-	-	(11,945)
Financial liabilities	(172,701)	(615,651)	(126,458)
Net financial assets	510,426	471,727	3,722,176
Add: Net financial assets denominated respective entities’ functional currencies	(510,426)	(471,727)	-
Currency exposure of financial assets, net of those denominated in the Company’s functional currency	-	-	3,722,176

SCHEDULE OF NET FINANCIAL LIABILITY ASSET CURRENCY RISK
	Approximate increase/(decrease)
	2025	2024
	Loss after tax	Loss after tax
	S$	S$
USD against SGD
- strengthened	23,000	154,000
- weakened	(23,000)	(154,000)

SCHEDULE OF REMAINING CONTRACTUAL MATURITIES

	Less than 1 year or on demand	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total undiscounted cash flow
	S$	S$	S$	S$	S$
December 31, 2025
Trade and other payables	438,198	-	-	-	438,198
Lease liabilities	22,408	22,408	35,005	-	79,821
Borrowings (excluding lease liabilities)	58,694	58,694	176,083	200,539	494,010

December 31, 2024
Trade and other payables	439,615	-	-	-	439,615
Lease liabilities	9,494	9,494	15,032	-	34,020
Borrowings (excluding lease liabilities)	56,432	56,432	169,295	249,241	531,400

SCHEDULE OF EACH CLASS OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE

The following table shows an analysis of each class of financial instruments measured at fair value at the reporting date:

	Fair value measurement at the reporting date using
	Quoted prices in active markets for identical instruments	Significant observant inputs other than quoted prices	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	S$	S$	S$	S$
2025
Financial assets:
Unquoted equity instruments	-	-	18,210	18,210
Financial liabilities:
Warrant liabilities	-	25,064	-	25,064

2024
Financial assets:
Unquoted equity instruments	-	-	-	-
Financial liabilities:
Warrant liabilities	-	11,945	-	11,945

SCHEDULE OF CAPITAL BASED ON DEBT-TO-EQUITY RATIO

Management monitors capital based on debt-to-equity ratio. The debt-to-equity ratio is calculated as total debt divided by total equity.

	2024	2025
	S$	S$

Total debts (Notes 12-13)	463,250	482,562
Total equity	9,043,789	6,853,667

Debt-to-equity %	5%	7%